Benefit Plans and Other Postretirement Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans and Other Postretirement Benefits Disclosure [Abstract]
Number of sponsored and operated defined benefit plan	3
Pension Benefits
Benefit Plans and Other Postretirement Benefits
Expected contribution to pension plans in 2012	$ 23,000,000
Annual periodic pension cost
Service cost benefits earned	14,000,000	14,000,000	12,000,000
Interest cost on benefit obligation	21,000,000	21,000,000	20,000,000
Expected return on plan assets	(21,000,000)	(20,000,000)	(16,000,000)
Amortization of unrecognized net gain	0	0	1,000,000
Net periodic benefit cost	14,000,000	15,000,000	17,000,000
Pension and other post retirement benefit obligations
Benefit obligation at the beginning of the period	404,000,000	357,000,000
Service cost	14,000,000	14,000,000	12,000,000
Interest cost	21,000,000	21,000,000	20,000,000
Plan amendments	0	0
Actuarial loss	34,000,000	24,000,000
Employee and retiree contributions	0	0
Benefit payments	(17,000,000)	(12,000,000)
Benefit obligation at the end of the period	456,000,000	404,000,000	357,000,000
Fair value of plan assets for pension and other post retirement benefit
Fair value of plan assets at the beginning of the period	297,000,000	263,000,000
Actual return on plan assets	10,000,000	30,000,000
Employee contributions	0	0
Employer contributions	18,000,000	16,000,000
Benefit payments	(17,000,000)	(12,000,000)
Fair value of plan assets at the end of the period	308,000,000	297,000,000	263,000,000
Funded status at the end of the period - excess of obligation over assets	(148,000,000)	(107,000,000)
Other Postretirement Benefits
Annual periodic pension cost
Service cost benefits earned	2,000,000	2,000,000	2,000,000
Interest cost on benefit obligation	6,000,000	6,000,000	6,000,000
Amortization of unrecognized prior service cost	0	0	1,000,000
Net periodic benefit cost	8,000,000	8,000,000	9,000,000
Pension and other post retirement benefit obligations
Benefit obligation at the beginning of the period	106,000,000	104,000,000
Service cost	2,000,000	2,000,000	2,000,000
Interest cost	6,000,000	6,000,000	6,000,000
Plan amendments	0	(5,000,000)
Actuarial loss	9,000,000	0
Employee and retiree contributions	1,000,000	1,000,000
Benefit payments	(2,000,000)	(2,000,000)
Benefit obligation at the end of the period	122,000,000	106,000,000	104,000,000
Fair value of plan assets for pension and other post retirement benefit
Fair value of plan assets at the beginning of the period	0	0
Actual return on plan assets	0	0
Employee contributions	1,000,000	1,000,000
Employer contributions	1,000,000	1,000,000
Benefit payments	(2,000,000)	(2,000,000)
Fair value of plan assets at the end of the period	0	0	0
Funded status at the end of the period - excess of obligation over assets	(122,000,000)	(106,000,000)
Texas Genco Retirement Plan
Benefit Plans and Other Postretirement Benefits
Fixed amount credited to accounts of employee per annum	$ 750